Convertible Promissory Note - Related Party (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 19, 2010
Debt Instrument [Line Items]
Debt Conversion, Original Debt, Amount			$ 20,792	$ 25,000	$ 25,000	$ 43,946
Share-based compensation	56,092	25,404	119,161	34,212	17,616	1,136,258
Mr. Meller [Member]
Debt Instrument [Line Items]
Principal amount								45,000
Debt Instrument, Collateral							The note is not collateralized
Mr. Meller [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate							7.00%
Principal amount							51,000
Debt Conversion, Original Debt, Amount						30,458
Debt Conversion, Converted Instrument, Shares issued (in Shares)						2,005,139
Repayments of Convertible Debt						7,054
Convertible Notes Payable, Current					0	0
Employees [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt Conversion, Original Debt, Amount						13,488
Debt Conversion, Converted Instrument, Shares issued (in Shares)						887,984
Share-based compensation						$ 719,000